Fees Summary	Nov. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,998,753,000.00
Previously Paid Amount	0.00
Total Fee Amount	173,891.51
Total Offset Amount	0.00
Net Fee	173,891.51
Narrative - Max Aggregate Offering Price	$ 1,998,753,000.00
Final Prospectus	true